Trade and other receivables - Aging analysis (Details) - CAD ($)	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 396,367	$ 108,716	$ 27,388
0 - 30
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables		77,625
31-60
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	101,047		2,008
61-90
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	5,006	14,212	$ 25,380
91 and over
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 290,314	$ 16,879